Inventories - Description of Detailed Information about Inventories Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Abstract]
Heap leach ore	$ 258,197	$ 268,703
Stockpiled ore	11,118	13,514
Work-in-process	17,400	14,988
Finished goods	3,395	4,500
Supplies	35,777	37,473
Total inventories	325,887	339,178
Current	201,622	208,290
Non-current	$ 124,265	$ 130,888